Consolidated Income Statements - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Interest income	¥ 3,696,076	¥ 1,747,654	¥ 1,780,370
Interest expense	1,941,006	303,716	397,245
Net interest income	1,755,070	1,443,938	1,383,125
Fee and commission income	1,262,734	1,248,225	1,174,382
Fee and commission expense	222,920	209,762	201,723
Net fee and commission income	1,039,814	1,038,463	972,659
Net trading income	626,043	280,339	237,746
Net income from financial assets and liabilities at fair value through profit or loss	173,311	200,249	280,012
Net investment income	15,611	65,744	153,820
Other income	180,827	108,727	138,223
Total operating income	3,790,676	3,137,460	3,165,585
Impairment charges on financial assets	148,464	279,978	282,486
Net operating income	3,642,212	2,857,482	2,883,099
General and administrative expenses	1,965,417	1,801,621	1,679,115
Other expenses	502,347	368,559	283,879
Operating expenses	2,467,764	2,170,180	1,962,994
Share of post-tax profit (loss) of associates and joint ventures	87,428	(10,838)	36,373
Profit before tax	1,261,876	676,464	956,478
Income tax expense	326,027	161,389	251,402
Net profit	935,849	515,075	705,076
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	911,831	499,573	687,483
Non-controlling interests	12,708	4,771	4,471
Other equity instruments holders	¥ 11,310	¥ 10,731	¥ 13,122
Earnings per share:
Basic	¥ 668.12	¥ 364.46	¥ 501.73
Diluted	¥ 667.89	¥ 364.31	¥ 501.49